Income Tax - Schedule of Tax Reconciliation and the Impact of the Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Reconciliation and the Impact of the Unrecognized Deferred Tax Assets [Abstract ]
Loss for the year	$ (33,519)	$ (38,069)	$ (43,100)
Income tax benefit (expense)	1,857	(382)	(1)
Loss before income tax	(35,376)	(37,687)	(43,099)
Tax using the mdxhealth’s domestic tax rate (25%)	8,844	9,422	10,775
Effect of unused tax losses not recognized as deferred tax assets	$ (6,987)	$ (9,804)	$ (10,775)